Note 7 - Other Assets	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of other assets [text block]
7.	Other assets:

(thousands of Canadian dollars)
	2022	2021

Accounts receivable	$3,774	$2,643
Prepaid expenses and other (note 7a)	16,391	12,699
Property and equipment (note 8)	6,868	7,075
Right-of-use assets	4,122	4,817
Deferred income tax asset (note 14)	2,128	2,931
Investment (note 7b)	953	953
Goodwill (note 7c)	5,754	5,754
Intangible assets	3,185	3,641

	$43,175	$40,513

For the year ended October 31, 2022, the amortization expense for the right-of-use assets totalled $695,000 (2021 - $695,000) and the amortization expense for the intangible assets totalled $456,000 (2021 - $299,000).

a)

The Bank has developed internally proprietary cybersecurity, banking and financial technology products.  Costs associated with the development of these products have been capitalized in accordance with IAS 38 Intangible Assets.  As at October 31, 2022, $6.2 million (2021 - $4.2 million) in development costs were capitalized.

b)

In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income (“FVOCI”) at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.

c)

Goodwill relates to the Bank’s acquisition of Digital Boundary Group (note 23) and for the purpose of conducting an annual test for impairment, the Bank’s CGU relates specifically to the operations of Digital Boundary Group. The Bank considered the value-in-use calculation in assessing impairment, and further, the key assumptions underlying the impairment test included 5-years of projected cash flow, a discount rate of 12.4%, an average yearly earnings growth rate of 12% and a terminal growth rate of 2.0%. The Bank did not recognize an impairment charge on the goodwill as the recoverable amount of the CGU exceeded the carrying value of the goodwill. Sensitivity analysis performed by management suggests that if the average annual growth rate were to decrease by 4% over each year of the five year planning horizon, it would result in the carrying amount being approximately equal to the recoverable amount of the CGU.